OPERATING LEASES (Narratives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease costs	$ 1,223	$ 121	$ 966
Short term lease costs	270	405	619
Cash paid amounts included in measurement of operating lease liabilities	$ 735	$ 52	$ 0
Weighted average remaining lease term	4 years 1 month 2 days
Weighted average discount rate	3.71%
Operating lease expenses	$ 387
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	3 months 29 days
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	4 years 9 months